UNIT-BASED AND NONCASH COMPENSATION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2013
Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
SMLP LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved for issuance (in shares)	5,000,000
Units remaining available	3,900,000
Unrecognized unit-based compensation	$ 5.4
Remaining vesting period	2 years 2 months 13 days
Forfeitures	0